Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 155	£ 254
Non-current borrowings	1,245	1,397
Borrowings	1,400	1,651
Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	767	968
Market value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	798	1,020
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		3
Bank loans and overdrafts [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		3
Bank loans and overdrafts [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		3
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		£ 178
Effective interest rate		2.04%
1.875% Euro notes 2021 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		£ 178
1.875% Euro notes 2021 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		176
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 87
Non-current borrowings		£ 86
Effective interest rate	3.94%	3.94%
3.75% US dollar notes 2022 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 87
Non-current borrowings		£ 86
3.75% US dollar notes 2022 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	87
Non-current borrowings		88
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 70	£ 69
Effective interest rate	3.36%	3.36%
3.25% US dollar notes 2023 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 70	£ 69
3.25% US dollar notes 2023 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	71	71
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 257	£ 279
Effective interest rate	1.44%	1.44%
1.375% Euro notes 2025 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 257	£ 279
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	260	278
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 353	£ 353
Effective interest rate	3.93%	3.93%
3.75% gbp notes 2030 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 353	£ 353
3.75% gbp notes 2030 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 380	£ 404